Ordinary shares (Tables)	12 Months Ended
Dec. 31, 2016
Ordinary shares
Summary of ordinary shares transactions

A summary of ordinary shares transactions (in thousands) is as follows:

	2016	2015	2014
As at January 1	56,533	53,076	52,051
Issuances of shares	4,080	3,214	—
Issuances in relation to exercise of options	93	243	1,025
As at December 31	60,706	56,533	53,076